INTERIM CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Operating activities
Profit / (loss) before tax from continuing operations		$ 865	$ 321	[1],[2]
Non-cash adjustments to reconcile profit before tax to net cash flows
Depreciation, amortization and impairment loss / (reversal)		1,027	957	[2]
Gain / (loss) on disposal of non-current assets		14	37	[2]
Gain / (loss) on disposal of subsidiaries		(1)	(20)	[2]
Finance costs		421	423	[2]
Finance income		(28)	(31)	[2]
Other non-operating losses		(14)	25	[2]
Net foreign exchange gain		8	(1)	[1],[2]
Changes in trade and other receivables and prepayments		(180)	181	[2]
Changes in inventories		(27)	(120)	[2]
Changes in trade and other payables		(14)	100	[2]
Changes in provisions, pensions and other		46	7	[2]
Interest paid		(358)	(397)	[2]
Interest received		32	32	[2]
Income tax paid		(241)	(212)	[2]
Net cash flows from operating activities		1,550	1,302	[2]
Investing activities
Purchase of property, plant and equipment and intangible assets		(825)	(1,177)	[2]
Receipts from / (payment on) deposits		(662)	1,042	[2]
Receipts from / (investment in) financial assets		(16)	36	[2]
Other proceeds from investing activities, net		24	9	[2]
Net cash flows from / (used in) investing activities		(1,479)	(90)	[2]
Financing activities
Proceeds from borrowings, net of fees paid	[3]	1,206	607	[2]
Repayment of borrowings		(1,257)	(1,643)	[2]
Repayment of lease liabilities (principal element of lease payments)		(167)
Acquisition of non-controlling interest		(5)	0	[2]
Dividends paid to owners of the parent		(295)	(286)	[2]
Dividends paid to non-controlling interests		(62)	(11)	[2]
Net cash flows from / (used in) financing activities		(580)	(1,333)	[2]
Net (decrease) / increase in cash and cash equivalents		(509)	(121)	[2]
Net foreign exchange difference		(8)	(51)	[2]
Cash and cash equivalents at beginning of period		1,791	1,314	[2]
Cash and cash equivalents at end of period, net of overdrafts	[4]	1,274	1,142	[2]
Fees paid for borrowings		14	5
Overdrawn amount		$ 57	$ 17

[1]	* Prior year comparatives are restated following the retrospective recognition of depreciation and amortization charges in respect of Deodar in 2018.
[2]	*Prior year comparatives are restated following the retrospective reversal of reclassification of Deodar assets and liabilities as held for sale and retrospective recognition of depreciation and amortization charges in 2018.
[3]	**Fees paid for borrowings were US$14 (2018: US$5).
[4]	***Overdrawn amount was US$57 (2018: US$201)